CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total Shareholder's Equity Attributable to Shareholders of the Company Adjustment CNY (¥)	Total Shareholder's Equity Attributable to Shareholders of the Company CNY (¥)	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit Adjustment CNY (¥)	Accumulated deficit CNY (¥)	Statutory Reserve CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Non-controlling Interests CNY (¥)	Adjustment CNY (¥)	Class A ordinary shares CNY (¥) shares	Class A ordinary shares USD ($) shares	Series D preferred shares CNY (¥) shares	Series E preferred shares CNY (¥) shares	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2018			¥ 37	¥ 35				¥ (394,039)		¥ 36,398							¥ (357,569)
Balance (in shares) at Dec. 31, 2018 | shares			12,000,000	11,290,940
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to So-Young International Inc								176,724									176,724
Statutory reserves								(10,562)	¥ 10,562
Share-based compensation expenses						¥ 104,211											104,211
Accretions of convertible redeemable preferred shares to redemption value						(18,845)		(31,374)									(50,219)
Foreign currency translation adjustment										55,335							55,335
Re-designation of ordinary shares immediately prior to the completion of the initial public offering ("IPO")			¥ (2)	¥ 2
Re-designation of ordinary shares immediately prior to the completion of the initial public offering ("IPO") (in shares) | shares			(709,060)	709,060
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost			¥ 39			1,266,538											1,266,577
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares) | shares			11,500,000
Conversion of convertible redeemable preferred shares upon IPO (see Note 17)			¥ 140			1,446,028									¥ 437,653	¥ 504,398	1,446,168
Conversion of convertible redeemable preferred shares upon IPO (see Note15) (in shares) | shares			43,822,455												(9,750,676)	(6,164,979)
Issuance of Class A ordinary shares from exercise of share options (see Note 18)			¥ 7			1,404											¥ 1,411
Issuance of Class A ordinary shares from exercise of share options (see Note 18) (in shares) | shares			2,008,323														2,008,000	2,008,000
Balance at Dec. 31, 2019			¥ 221	¥ 37		2,799,336		(259,251)	10,562	91,733							¥ 2,642,638
Balance at Dec. 31, 2019		¥ 2,642,638	¥ 221	¥ 37		2,799,336		(259,251)	10,562	91,733							2,642,638
Balance (in shares) at Dec. 31, 2019 | shares			68,621,718	12,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to So-Young International Inc		5,807						5,807									5,807
Share-based compensation expenses		92,170				92,170											92,170
Foreign currency translation adjustment		(144,225)								(144,225)							(144,225)
Issuance of Class A ordinary shares from exercise of share options (see Note 18)		765	¥ 3			762											¥ 765
Issuance of Class A ordinary shares from exercise of share options (see Note 18) (in shares) | shares			1,090,441														1,090,000	1,090,000
Balance at Dec. 31, 2020	¥ (784)						¥ (784)					¥ (784)					¥ 2,596,371
Balance at Dec. 31, 2020		2,596,371	¥ 224	¥ 37		2,892,268		(254,228)	10,562	(52,492)							2,596,371
Balance (in shares) at Dec. 31, 2020 | shares			69,712,159	12,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to So-Young International Inc		(8,371)						(8,371)									(8,371)	$ (1,315)
Acquisition of subsidiary (see Note 6)											¥ 76,905						76,905
Statutory reserves								(9,769)	9,769
Repurchase of Class A ordinary shares		(217,712)			¥ (217,712)								¥ (217,700)	$ (34,000)			(217,712)
Repurchase of Class A ordinary shares (in shares) | shares					(2,643,692)								(2,643,692,000)	(2,643,692,000)
Share-based compensation expenses		106,150				106,150											106,150
Foreign currency translation adjustment		(31,399)								(31,399)							(31,399)
Reclassification of non-controlling interests in mezzanine equity and net loss attributable to non-controlling interest shareholders (see Note 6)											(6,060)						(6,060)
Issuance of Class A ordinary shares from exercise of share options (see Note 18)		1,150	¥ 6			1,144											¥ 1,150
Issuance of Class A ordinary shares from exercise of share options (see Note 18) (in shares) | shares			1,773,900														1,774,000	1,774,000
Balance at Dec. 31, 2021																	¥ 2,446,189	$ 383,861
Balance at Dec. 31, 2021		¥ 2,446,189	¥ 230	¥ 37	¥ (217,712)	¥ 2,999,562		¥ (272,368)	¥ 20,331	¥ (83,891)	¥ 70,845						¥ 2,517,034	$ 394,977
Balance (in shares) at Dec. 31, 2021 | shares			71,486,059	12,000,000	(2,643,692)